ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 15,579,892	$ 16,015,766	$ 14,246,843
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	606,015	567,374	460,204
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	14,973,877	15,448,392	13,786,639
Operating segments [member] | Banking Services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,383,055	3,003,635	2,632,034
Operating segments [member] | Banking Services | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	142,134	318,011	273,025
Operating segments [member] | Banking Services | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,240,921	2,685,624	2,359,009
Operating segments [member] | Merchant Banking
Disclosure of operating segments [line items]
Revenue from contracts with customers	11,207,150	12,117,232	10,406,561
Operating segments [member] | Merchant Banking | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	400,146	193,572	139,770
Operating segments [member] | Merchant Banking | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	10,807,004	11,923,660	10,266,791
Operating segments [member] | Pension and Severance Fund Management
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,063,588	956,465	1,260,013
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	75,527	62,743	54,701
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	988,061	893,722	1,205,312
Operating segments [member] | Holding
Disclosure of operating segments [line items]
Revenue from contracts with customers	292,641	282,924	284,231
Operating segments [member] | Holding | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	292,641	282,924	284,231
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(366,542)	(344,490)	(335,996)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(304,433)	(289,876)	(291,523)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (62,109)	$ (54,614)	$ (44,473)